UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05189

THE SPAIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2009

Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Spain Fund

Portfolio of Investments

August 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.5%
Financials - 33.2%
Commercial Banks - 24.1%
Banco Bilbao Vizcaya Argentaria SA	304,110	$5,406,882
Banco Espirito Santo SA	202,251	1,333,293
Banco Santander Central Hispano SA	622,473	9,583,061

		16,323,236

Consumer Finance - 0.7%
Banco Compartamos SA de CV	130,500	446,588

Diversified Financial Services - 6.0%
BM&F BOVESPA SA	50,600	311,971
Bolsas y Mercados Espanoles	11,653	414,202
Corporacion Financiera Alba	34,048	1,848,207
Criteria Caixacorp SA	302,524	1,521,805

		4,096,185

Insurance - 2.4%
Grupo Catalana Occidente SA	40,627	873,160
Mapfre SA	180,000	741,294

		1,614,454

		22,480,463

Telecommunication Services - 23.8%
Diversified Telecommunication Services - 20.3%
Telefonica SA	544,681	13,772,246

Wireless Telecommunication Services - 3.5%
America Movil SAB de CV Series L	1,052,500	2,369,145

		16,141,391

Utilities - 14.7%
Electric Utilities - 9.6%
Acciona SA	12,152	1,577,723
EDP - Energias de Portugal SA	117,300	507,965
Endesa SA	10,584	314,640
Iberdrola SA	442,831	4,111,621

		6,511,949

Gas Utilities - 4.6%
Enagas	120,195	2,375,849
Gas Natural SDG SA	34,500	725,739

		3,101,588

Independent Power Producers & Energy Traders - 0.5%
EDP Renovaveis SA (a)	36,611	363,914

		9,977,451

Industrials - 10.9%
Commercial Services & Supplies - 1.5%
Prosegur Cia de Seguridad SA	27,249	997,843

Construction & Engineering - 4.1%
ACS Actividades de Construccion y Servicios SA	21,750	1,123,051
Obrascon Huarte Lain SA	64,453	1,683,054

		2,806,105

Electrical Equipment - 1.6%
Gamesa Corp. Tecnologica SA	49,000	1,075,620

Transportation Infrastructure - 3.7%
Abertis Infraestructuras SA	82,564	1,800,206
Cintra Concesiones De Infrae	76,900	682,123

		2,482,329

		7,361,897

Energy - 5.3%
Energy Equipment & Services - 0.6%
Tecnicas Reunidas SA	7,588	413,448

Oil, Gas & Consumable Fuels - 4.7%
Repsol YPF SA	128,832	3,202,217

		3,615,665

Information Technology - 3.6%
Communications Equipment - 0.5%
Amper SA	39,300	368,292

IT Services - 3.1%
Indra Sistemas SA	61,701	1,466,294
Redecard SA	44,000	602,324

		2,068,618

		2,436,910

Consumer Staples - 2.9%
Food Products - 2.4%
Ebro Puleva SA	89,662	1,505,119
Natra SA (a)	24,000	122,315

		1,627,434

Household Products - 0.5%
Hypermarcas SA (a)	22,400	356,318

		1,983,752

Health Care - 2.8%
Biotechnology - 2.8%
Grifols SA	109,153	1,924,209

Consumer Discretionary - 1.7%
Household Durables - 0.4%
Urbi Desarrollos Urbanos SA de C.V. (a)	160,000	305,521

Specialty Retail - 1.3%
Inditex SA	15,957	870,242

		1,175,763

Materials - 0.6%
Metals & Mining - 0.6%
Tubacex SA	87,100	397,738

Total Investments - 99.5%
(cost $47,345,908) (c)		67,495,239
Other assets less liabilities - 0.5%		326,258

Net Assets - 100.0%		$67,821,497

(a)	Non-income producing security.
(b)	Security represents investment in an affiliate.
(c)	As of August 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,066,691 and gross unrealized depreciation of investments was $3,917,360, resulting in net unrealized appreciation of $20,149,331.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standards (GICS) which was developed b Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

FINANCIAL ACCOUNTING STANDARDS NO. 157

August 31, 2009 (unaudited)

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2009:

	Level 1		Level 2		Level 3			Total
Investments in Securities
Common Stocks
Financials	$758,559		$21,721,904		$	– 0	–	$22,480,463
Telecommunication Services	2,369,145		13,772,246			– 0	–	16,141,391
Utilities	– 0	–	9,977,451			– 0	–	9,977,451
Industrials	– 0	–	7,361,897			– 0	–	7,361,897
Energy	– 0	–	3,615,665			– 0	–	3,615,665
Information Technology	602,324		1,834,586			– 0	–	2,436,910
Consumer Staples	356,318		1,627,434			– 0	–	1,983,752
Health Care	– 0	–	1,924,209			– 0	–	1,924,209
Consumer Discretionary	305,521		870,242			– 0	–	1,175,763
Materials	– 0	–	397,738			– 0	–	397,738

	4,391,867		63,103,372	†		– 0	–	67,495,239
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total	$4,391,867		$63,103,372		$	– 0	–	$67,495,239

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The Spain Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	October 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 24, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	October 24, 2009